Inventory - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory reserves	$ 2,353	$ 2,341	$ 3,224